Shareholders' Equity (Information About Nonvested Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options
Beginning balance	683,347
Granted		154,600	527,500
Vested	(348,962)
Forfeited	(32,576)
Ending balance	301,809	683,347
Weighted average grant- date fair value
Beginning balance	$ 1.58
Granted
Vested	1.32
Forfeited	1.45
Ending balance	$ 2.04	$ 1.58